LEASE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2021
LEASE LIABILITY
Schedule of lease liability

	Office	Equipment	Total
Balance, December 31, 2019	$1,466	$—	$1,466
Liabilities recognized on adoption of IFRS 16	25	2,522	2,547
Lease payments	(309)	(1,222)	(1,531)
Accretion – G&A	92	—	92
Accretion – E&E (Note 9)	—	60	60
Balance, December 31, 2020	$1,274	$1,360	$2,634
Recognition of liability	93	—	93
Lease payments	(326)	(1,247)	(1,573)
Accretion – G&A	89	1	90
Accretion – E&E (Note 9)	14	54	68
Balance, December 31, 2021	$1,144	$168	$1,312

Current lease liabilities	$301	$1,028	$1,329
Long-term lease liabilities	973	332	1,305
Total lease liabilities, December 31, 2020	$1,274	$1,360	$2,634

Current lease liability	$326	$168	$494
Long-term lease liability	818	—	818
Total lease liabilities, December 31, 2021	$1,144	$168	$1,312

Schedule of undiscounted lease liabilities

Lease payments due within:	Office	Equipment	Total
1 year	$326	$168	$494
1 - 5 years	$979	$—	$979
After 5 years	$—	$—	$—